STOCK-BASED COMPENSATION - Narrative (Details)				1 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended
	Feb. 02, 2026 USD ($) shares	Mar. 31, 2025 shares	Jan. 13, 2025 USD ($) shares	Apr. 15, 2025 $ / shares shares	Mar. 31, 2025 USD ($) shares	Mar. 30, 2025 $ / shares shares	Dec. 31, 2025 USD ($) installment $ / shares shares	Dec. 31, 2025 USD ($) installment plan $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Nov. 05, 2020 shares
Share-based Compensation Arrangement by Share-based Payment Award
Number of active stock-based compensation plans | plan								1
Shares available for grant (in shares) | shares							28,000,000.0	28,000,000.0
Taxes withholding obligations paid								$ 79,922,000	$ 14,976,000	$ 10,587,000
Total stock-based compensation expense								27,904,000	73,159,000	69,062,000
Intrinsic value of stock options exercised								65,900,000	5,100,000	11,300,000
Options outstanding, aggregate intrinsic value							$ 12,121,000	12,121,000
Unrecognized compensation cost, net of estimated forfeitures							$ 67,200,000	$ 67,200,000
Weighted-average period over which cost is expected to be recognized (in years)								1 year 9 months 18 days
Tax benefit recognized related to stock-based compensation								$ 12,700,000	10,600,000	12,700,000
Tax benefit recognized related to the exercise of stock options								$ 5,800,000	$ 2,100,000	$ 3,400,000
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award
Granted (in shares) | shares				562,000		449,000	738,000
Equity instruments other than options, outstanding (in shares) | shares		2,134,000			2,134,000	1,758,000	2,601,000	2,601,000	1,708,000
Award conversion ratio		1.2138
Number of shares required to settle vested and unvested interests at fair value (in shares) | shares	1,400,000
Cash withholding obligation	$ 47,000,000.0
Withholding rate (as a percent)	50.00%
Weighted average grant date fair value of restricted common stock granted (in USD per share) | $ / shares				$ 33.77		$ 42.29	$ 34.15	$ 36.72	$ 51.29	$ 53.41
Fair value of RSUs that vested during the period								$ 44,500,000	$ 26,800,000	$ 8,300,000
Restricted Stock Units (RSUs) | Minimum
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period (in years)								3 years
Restricted Stock Units (RSUs) | Maximum
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period (in years)								4 years
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award
Number of vesting installments | installment							3	3
Granted (in shares) | shares				0		0	210,000
Equity instruments other than options, outstanding (in shares) | shares		0			0	0	210,000	210,000	0
Weighted average grant date fair value of restricted common stock granted (in USD per share) | $ / shares				$ 0		$ 0	$ 33.77	$ 36.72	$ 51.29	$ 53.41
Fair value of RSUs that vested during the period								$ 0
Market-Based Stock Units
Share-based Compensation Arrangement by Share-based Payment Award
Granted (in shares) | shares								0	0	0
Equity instruments other than options, outstanding (in shares) | shares							0	0	0	0
Share-based Payment Arrangement, Option
Share-based Compensation Arrangement by Share-based Payment Award
Award conversion ratio		1.2138
Number of shares required to settle vested and unvested interests at fair value (in shares) | shares	400,000
Cash withholding obligation	$ 4,800,000
Withholding rate (as a percent)	50.00%
Options outstanding, aggregate intrinsic value	$ 9,600,000
Cash withholding obligation equivalent (in shares) | shares	100,000
Proceeds from the exercise of stock options	$ 4,400,000
Subsidiary Denominated Equity Awards
Share-based Compensation Arrangement by Share-based Payment Award
Intrinsic value	$ 0
Old IAC Plan
Share-based Compensation Arrangement by Share-based Payment Award
Stated term (in years)								10 years
RSA Agreement | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award
Stock based compensation expense					$ (60,000,000.0)
Total stock-based compensation expense					100,000
RSA Agreement | Restricted Stock | Angi Inc.
Share-based Compensation Arrangement by Share-based Payment Award
Stock based compensation expense					(10,200,000)
RSA Agreement | Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award
Shares transferred (in shares) | shares			5,000,000.0
Taxes withholding obligations paid			$ 9,300,000
RSA Agreement | Chief Executive Officer | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award
Shares authorized for issuance (in shares) | shares											3,000,000.0
Total stock-based compensation expense					$ 14,900,000